Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
		Mar. 04, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 29, 2025
Subsequent Events [Line Items]
Gross proceeds			$ 6,711	$ 4,488	$ 9,144
Price per share (in Dollars per share)	[1]
Forecast [Member]
Subsequent Events [Line Items]
Aggregate warrants percentage		7.00%
Non-accountable expenses		$ 91
Existing Warrants [Member]
Subsequent Events [Line Items]
Gross proceeds			$ 350
Exercise price per share						$ 9.34
Exercise of warrant			37,465
Existing Warrants [Member] | Forecast [Member]
Subsequent Events [Line Items]
Gross proceeds		$ 4,000
Warrant purchase		795,869
Aggregate warrants percentage		1.00%
Warrant exercise price decrease		$ 5
New Warrant Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Warrants represented		1,591,738
Exercise price per share		$ 5
ADS [Member] | Forecast [Member]
Subsequent Events [Line Items]
Warrant purchase		55,711
Warrants represented		795,869
Private Placement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)		$ 6.25

[1]	Retroactively adjusted to give effect to the reverse share split, see also note 9.